Exhibit 99.1

KPMG LLP 20 Pacifica Suite 700 Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)
Citigroup Global Markets Inc.
Capital One Securities, Inc.
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2023-C – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2023-C_053123_Indicative.xlsx,” provided by the Company on June 7, 2023, containing information on 11,921 automobile retail installment sale contracts (“Receivables”) as of May 31, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2023-C. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on June 22, 2023, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

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•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Title Document, Insurance Document, and/or Credit Application (not applicable for direct loans). We accessed the Receivable Files in the Company’s data imaging system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions
Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping.

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document.

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We found such information to be in agreement except as listed in Exhibit C.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #11, #13, #16, #66, #69, #81, and #97. The Company provided screenshots from the Company’s servicing system for these Sample Receivables indicating they were “Stip Tier 1” (“ST01”) loans, “Stip Tier 2” (“ST02”) loans, or “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
June 27, 2023

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Exhibit A

Title Documents

Application for Certificate of Ownership	Electronic Title in the CPS Title Management System
Application for Certificate of Title	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Title and Registration of Motor Vehicle or Manufactured Home/Mobile Home	Guarantee of Title (provided by the dealer to CPS)
Application for Dealer Assignment	Lien Entry Form
Application for Registration	Multi-Purpose Application
Application for Title and/or Registration	MV-1
Application for Vehicle Transaction	Notice of Security Interest
Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Registration and Title Application
Application to Title/Reg. A Vehicle	Title & License Plate Application
Certificate of Title	Title and Registration Application
Dealer Guarantee of Title Delivery	Title Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Vehicle Application
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Vehicle Registration/Title Application for Dealer Sales

Acceptable Company Names

CPS	Consumer Portfolio Services
CPS INC	Consumer Portfolio Srv, INC
CPS.INC	Consumer Portfolio Svcs Inc
CPS Inc.	Consumer Portfolio Srvcs Inc
CPS, INC	Consumer Portfolio Svcs, Inc
CPS, Inc.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
Consumer Portfolio S	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Svs	Consumer Portfolio Services LLC
Consumer Portfolio Serv	Consumer Portfolio Services Inc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Servic	Consumer Portfolio Services, Inc.
Consumer Portfolio Service	Consumer Portfolio Srvcs Inc.
Company’s ELT E-Numbers from different DMV systems

Insurance Documents

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Proof of Insurance/Authorization to Release Insurance Information
Agreement to Furnish Insurance Policy	Insurance Card
Agreement to Maintain Physical Damage Insurance	Insurance Certification
Agreement to Provide Insurance	Insurance Coverage Acknowledgment
Application for Insurance	Insurance Declaration Page
Auto Insurance Coverage Summary	Insurance Verification system screenshot
Auto Insurance Policy Amended Declarations	Letter of Coverage
Certificate of Insurance	Memorandum of Insurance
Certificate of No-fault Insurance	Notice of Insurance Requirements showing insurance company name and policy number
Confirmation of Accidental Physical Damage Insurance	Notice of Property Insurance
Declaration Personal Auto Policy	Request for Confirmation of Insurance Coverage
Evidence of Liability Insurance	Temporary Proof of Insurance Card
Endorsement Page of Personal Automobile Insurance	Vehicle Insurance Information
Financial Responsibility Identification Card	Verification of Coverage
Insurance Binder	Verification of Insurance

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Exhibit B

The Sample Receivables

Sampe Receivable #	Receivabe Number[1]	Sampe Receivable #	Receivabe Number[1]	Sampe Receivable #	Receivabe Number[1]
1	2023C001	51	2023C051	101	2023C101
2	2023C002	52	2023C052	102	2023C102
3	2023C003	53	2023C053	103	2023C103
4	2023C004	54	2023C054	104	2023C104
5	2023C005	55	2023C055	105	2023C105
6	2023C006	56	2023C056	106	2023C106
7	2023C007	57	2023C057	107	2023C107
8	2023C008	58	2023C058	108	2023C108
9	2023C009	59	2023C059	109	2023C109
10	2023C010	60	2023C060	110	2023C110
11	2023C011	61	2023C061	111	2023C111
12	2023C012	62	2023C062	112	2023C112
13	2023C013	63	2023C063	113	2023C113
14	2023C014	64	2023C064	114	2023C114
15	2023C015	65	2023C065	115	2023C115
16	2023C016	66	2023C066	116	2023C116
17	2023C017	67	2023C067	117	2023C117
18	2023C018	68	2023C068	118	2023C118
19	2023C019	69	2023C069	119	2023C119
20	2023C020	70	2023C070	120	2023C120
21	2023C021	71	2023C071	121	2023C121
22	2023C022	72	2023C072	122	2023C122
23	2023C023	73	2023C073	123	2023C123
24	2023C024	74	2023C074	124	2023C124
25	2023C025	75	2023C075	125	2023C125
26	2023C026	76	2023C076	126	2023C126
27	2023C027	77	2023C077	127	2023C127
28	2023C028	78	2023C078	128	2023C128
29	2023C029	79	2023C079	129	2023C129
30	2023C030	80	2023C080	130	2023C130
31	2023C031	81	2023C081	131	2023C131
32	2023C032	82	2023C082	132	2023C132
33	2023C033	83	2023C083	133	2023C133
34	2023C034	84	2023C084	134	2023C134
35	2023C035	85	2023C085	135	2023C135
36	2023C036	86	2023C086	136	2023C136
37	2023C037	87	2023C087	137	2023C137
38	2023C038	88	2023C088	138	2023C138
39	2023C039	89	2023C089	139	2023C139
40	2023C040	90	2023C090	140	2023C140
41	2023C041	91	2023C091	141	2023C141
42	2023C042	92	2023C092	142	2023C142
43	2023C043	93	2023C093	143	2023C143
44	2023C044	94	2023C094	144	2023C144
45	2023C045	95	2023C095	145	2023C145
46	2023C046	96	2023C096	146	2023C146
47	2023C047	97	2023C097	147	2023C147
48	2023C048	98	2023C098	148	2023C148
49	2023C049	99	2023C099	149	2023C149
50	2023C050	100	2023C100	150	2023C150

[1]	The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

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Exhibit C

Exception List

Sampe Receivable #	Receivabe Number	Attribute	Per Data File	Per Receivable File
118	2023C118	Vehicle Model	Pacifica	Voyager

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